UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21407

Nuveen Diversified Dividend and Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Diversified Dividend and Income Fund (JDD)
March 31, 2015 (Unaudited)

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 137.5% (95.8% of Total Investments)
	COMMON STOCKS – 32.4% (22.5% of Total Investments)
	Airlines – 0.3%
7,100	Copa Holdings SA	$ 716,887
	Automobiles – 1.2%
10,500	Daimler AG, (4)	981,750
78,100	Ford Motor Company	1,260,534
26,800	General Motors Company	1,005,000
	Total Automobiles	3,247,284
	Banks – 2.7%
265,000	Barclays PLC, (4)	956,524
34,100	Citigroup Inc.	1,756,832
93,200	ING Groep N.V	1,361,652
28,000	JP Morgan Chase & Co.	1,696,240
30,200	Wells Fargo & Company	1,642,880
	Total Banks	7,414,128
	Capital Markets – 1.7%
86,000	Ares Capital Corporation	1,476,620
53,800	Bank New York Mellon	2,164,912
55,200	UBS Group AG, (4)	1,035,061
	Total Capital Markets	4,676,593
	Chemicals – 0.8%
20,000	Agrium Inc.	2,085,400
	Communications Equipment – 1.2%
54,800	Cisco Systems, Inc.	1,508,370
149,000	Ericsson	1,869,950
	Total Communications Equipment	3,378,320
	Containers & Packaging – 0.6%
34,000	Avery Dennison Corporation	1,798,940
	Diversified Financial Services – 0.8%
271,700	Deutsche Boerse AG, (4)	2,202,129
	Diversified Telecommunication Services – 1.7%
595,000	Bezeq Israeli Telecommunication Corporation Limited, (4)	1,107,975
86,200	Nippon Telegraph and Telephone Corporation, ADR	2,656,684
135,100	TDC A/S, (4)	967,986
	Total Diversified Telecommunication Services	4,732,645
	Electric Utilities – 0.3%
261,000	EDP - Energias de Portugal, S.A., (4)	977,483
	Food & Staples Retailing – 1.0%
26,900	CVS Caremark Corporation	2,776,349
	Food Products – 0.4%
160,800	Orkla ASA	1,210,824
	Hotels, Restaurants & Leisure – 0.9%
21,150	Hyatt Hotels Corporation, Class A, (2)	1,252,503
13,600	Starwood Hotels & Resorts Worldwide, Inc.	1,135,600
	Total Hotels, Restaurants & Leisure	2,388,103
	Independent Power & Renewable Electricity Producers – 0.2%
15,000	Abengoa Yield PLC	506,700
	Industrial Conglomerates – 0.9%
38,200	General Electric Company	947,742
53,500	Philips Electronics	1,516,190
	Total Industrial Conglomerates	2,463,932
	Insurance – 3.3%
5,900	Allianz AG ORD Shares, (4)	1,024,338
26,200	American International Group, Inc.	1,435,498
121,000	CGNU PLC, (4)	968,349
27,300	Swiss Re AG, (4)	2,644,838
88,000	Unum Group	2,968,240
	Total Insurance	9,041,263
	Media – 3.2%
81,700	Interpublic Group of Companies, Inc.	1,807,204
2,099	Metro-Goldwyn-Mayer, (2), (4)	154,801
31,350	National CineMedia, Inc.	473,385
89,000	ProSiebenSat.1 Media AG, (4)	1,085,800
148,000	RTL Group SA, (4)	1,423,731
26,300	Time Warner Inc.	2,220,772
3,958	Tribune Company	240,686
3,184	Tribune Company, (3)	—
989	Tribune Publishing Company	19,187
19,900	Viacom Inc., Class B	1,359,170
	Total Media	8,784,736
	Oil, Gas & Consumable Fuels – 1.5%
12,500	Phillips 66	982,500
23,400	Royal Dutch Shell PLC, Class A	1,395,810
29,200	Suncor Energy, Inc.	854,100
17,700	Total SA, Sponsored ADR	878,982
	Total Oil, Gas & Consumable Fuels	4,111,392
	Pharmaceuticals – 6.2%
32,300	AbbVie Inc.	1,890,842
15,900	AstraZeneca PLC	1,088,037
63,500	GlaxoSmithKline PLC	2,930,525
22,600	Merck & Company Inc.	1,299,048
69,700	Pfizer Inc., (5)	2,424,863
44,400	Roche Holdings AG, Sponsored ADR, (4)	1,526,472
62,300	Sanofi-Aventis	3,080,112
45,300	Teva Pharmaceutical Industries Limited, Sponsored ADR	2,822,190
	Total Pharmaceuticals	17,062,089
	Semiconductors & Semiconductor Equipment – 0.8%
20,000	Analog Devices, Inc.	1,260,000
20,200	Microchip Technology Incorporated, (5)	987,779
	Total Semiconductors & Semiconductor Equipment	2,247,779
	Software – 1.7%
246,734	Eagle Topco LP, (2), (3)	—
43,000	Microsoft Corporation	1,748,164
67,000	Oracle Corporation	2,891,049
	Total Software	4,639,213
	Technology, Hardware, Storage & Peripherals – 0.3%
17,000	Seagate Technology	884,510
	Tobacco – 0.7%
21,000	Imperial Tobacco Group, (4)	1,847,160
	Total Common Stocks (cost $72,770,226)	89,193,859

Shares	Description (1)	Value
	REAL ESTATE INVESTMENT TRUST (REIT) COMMON STOCKS – 40.1% (28.0% of Total Investments)
	Diversified – 1.5%
127,150	Duke Realty Corporation	$ 2,768,055
35,500	Liberty Property Trust	1,267,350
	Total Diversified	4,035,405
	Health Care – 5.0%
77,150	Health Care Property Investors Inc.	3,333,652
63,250	Health Care REIT, Inc.	4,893,020
93,050	Senior Housing Properties Trust	2,064,779
46,850	Ventas Inc.	3,420,987
	Total Health Care	13,712,438
	Hotels, Retaurants & Leisure – 2.2%
136,392	Host Hotels & Resorts Inc.	2,752,391
40,100	LaSalle Hotel Properties	1,558,286
52,200	RLJ Lodging Trust	1,634,382
	Total Hotels, Retaurants & Leisure	5,945,059
	Industrial – 2.5%
30,250	DCT Industrial Trust Inc.	1,048,465
133,348	Prologis Inc.	5,808,639
	Total Industrial	6,857,104
	Mortgage – 0.6%
51,000	PennyMac Mortgage Investment Trust	1,085,790
31,500	Redwood Trust Inc.	562,905
	Total Mortgage	1,648,695
	Office – 7.6%
30,250	Alexandria Real Estate Equities Inc.	2,965,710
156,700	BioMed Realty Trust Inc.	3,550,822
21,650	Boston Properties, Inc.	3,041,392
91,550	Brandywine Realty Trust	1,462,969
38,650	Columbia Property Trust Inc.	1,044,323
56,100	Douglas Emmett Inc.	1,672,341
12,900	Kilroy Realty Corporation	982,593
52,700	Paramount Group Inc.	1,017,110
15,750	SL Green Realty Corporation	2,021,985
28,100	Vornado Realty Trust	3,147,200
	Total Office	20,906,445
	Residential – 7.4%
70,526	Apartment Investment & Management Company, Class A	2,775,903
26,725	AvalonBay Communities, Inc.	4,656,831
34,800	Equity Lifestyles Properties Inc.	1,912,260
64,100	Equity Residential	4,990,826
8,000	Essex Property Trust Inc.	1,839,200
14,350	Mid-America Apartment Communities	1,108,825
10,550	Post Properties, Inc.	600,612
77,200	UDR Inc.	2,627,116
	Total Residential	20,511,573
	Retail – 10.0%
91,900	Brixmor Property Group Inc.	2,439,945
114,250	Developers Diversified Realty Corporation	2,127,335
81,410	General Growth Properties Inc.	2,405,666
78,700	Kimco Realty Corporation	2,113,095
67,350	Kite Realty Group Trust	1,897,250
26,691	Macerich Company	2,250,852
22,200	Regency Centers Corporation	1,510,488
61,300	Retail Opportunity Investments Corporation	1,121,790
52,035	Simon Property Group, Inc.	10,180,127
20,750	Taubman Centers Inc.	1,600,448
	Total Retail	27,646,996
	Specialized – 3.3%
127,950	CubeSmart	3,089,992
18,900	Extra Space Storage Inc.	1,277,073
24,524	Public Storage, Inc.	4,834,660
	Total Specialized	9,201,725
	Total Real Estate Investment Trust (REIT) Common Stocks (cost $70,704,163)	110,465,440

Shares		Description (1)	Coupon		Ratings (6)	Value
		CONVERTIBLE PREFERRED SECURITIES – 0.2% (0.1% of Total Investments)
		Diversified Telecommunication Services – 0.2%
16,500		IntelSat SA	5.750%		N/R	$ 574,200
		Total Convertible Preferred Securities (cost $887,320)				574,200

Shares		Description (1)	Coupon		Ratings (6)	Value
		$25 PAR (OR SIMILAR) RETAIL PREFERRED SECURITIES – 0.4% (0.3% of Total Investments)
		Banks – 0.4%
36,300		Citigroup Inc.	6.875%		BB+	$ 989,538
		Total $25 Par (or similar) Retail Preferred (cost $968,177)				989,538

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (6)	Value
		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.7% (0.5% of Total Investments)
		Banks – 0.4%
$ 961,000		Bank of America Corporation	6.100%	N/A (7)	BB	$ 974,814
		Diversified Financial Services – 0.3%
950,000		JP Morgan Chase & Company	6.000%	N/A (7)	BBB-	961,875
$ 1,911,000		Total $1,000 Par (or similar) Institutional Preferred (cost $1,917,002)				1,936,689

Principal Amount (000)		Description (1)	Coupon	Maturity (8)	Ratings (6)	Value
		VARIABLE RATE SENIOR LOAN INTERESTS – 31.7% (22.1% of Total Investments) (9)
		Aerospace & Defense – 0.4%
$ 648		B/E Aerospace, Inc., Term Loan B, First Lien	4.000%	12/16/21	BB+	$ 654,451
403		Hamilton Sundstrand, Term Loan, First Lien	4.000%	12/13/19	B+	383,142
1,051		Total Aerospace & Defense				1,037,593
		Airlines – 1.1%
491		American Airlines, Inc., Term Loan	3.750%	6/27/19	BB	491,952
489		Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	BBB-	489,273
2,000		US Airways, Inc., Term Loan B2, First Lien	3.000%	11/23/16	BB	1,998,334
2,980		Total Airlines				2,979,559
		Automobiles – 1.1%
987		Chrysler Group LLC, Term Loan B	3.500%	5/24/17	BB+	987,794
990		Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BB+	989,794
1,114		Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	1,108,300
3,091		Total Automobiles				3,085,888
		Building Products – 0.3%
796		Gates Global LLC, Term Loan	4.250%	7/03/21	B+	793,948
		Capital Markets – 0.2%
493		Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	494,962
		Chemicals – 0.9%
457		Mineral Technologies, Inc., Term Loan B, First Lien	4.000%	5/07/21	BB	460,808
958		Univar, Inc., Term Loan	5.000%	6/30/17	B+	957,763
939		US Coatings Acquisition, Term Loan B	3.750%	2/01/20	B+	934,754
2,354		Total Chemicals				2,353,325
		Commercial Services & Supplies – 0.7%
969		ADS Waste Holdings, Inc., Initial Term Loan, Tranche B2	3.750%	10/09/19	B+	960,535
993		Millennium Laboratories, Inc., Tranche B, Term Loan	5.250%	4/16/21	B+	1,001,598
1,962		Total Commercial Services & Supplies				1,962,133
		Construction & Engineering – 0.1%
319		Aecom Technology Corporation, Term Loan B	3.750%	10/17/21	BB+	322,161
		Containers & Packaging – 0.9%
998		Crown Americas, Inc., Term Loan B, First Lien	4.000%	10/20/21	Baa3	1,008,332
1,527		Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.500%	12/01/18	B+	1,534,792
2,525		Total Containers & Packaging				2,543,124
		Diversified Consumer Services – 0.6%
1,276		Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BBB-	1,279,393
457		ServiceMaster Company, Term Loan, DD1	4.250%	7/01/21	B+	457,759
1,733		Total Diversified Consumer Services				1,737,152
		Diversified Telecommunication Services – 1.4%
179		Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	BB-	178,703
500		Level 3 Financing, Inc., Term Loan B, First Lien	4.500%	1/31/22	BB	503,259
993		SBA Communication, Incremental Term Loan, Tranche B1	3.250%	3/24/21	BB	988,690
429		WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	Ba3	430,270
733		Windstream Corporation, Term Loan B4	3.500%	1/23/20	BB+	733,583
370		Ziggo NV, Term Loan B1	3.500%	1/15/22	BB-	367,823
238		Ziggo NV, Term Loan B2	3.500%	1/15/22	BB-	237,032
392		Ziggo NV, Term Loan B3	3.500%	1/15/22	BB-	389,833
3,834		Total Diversified Telecommunication Services				3,829,193
		Energy Equipment & Services – 0.0%
152		Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	116,271
		Food & Staples Retailing – 0.9%
2,000		Albertson’s LLC, Term Loan B4	5.500%	8/25/21	BB-	2,018,888
500		BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	500,625
2,500		Total Food & Staples Retailing				2,519,513
		Food Products – 2.4%
1,834		H.J Heinz Company, Term Loan B2	3.250%	6/05/20	BB+	1,837,902
1,000		Jacobs Douwe Egberts, Term Loan B	3.500%	7/23/21	BB	998,125
3,809		US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	3,813,950
6,643		Total Food Products				6,649,977
		Health Care Equipment & Supplies – 1.4%
929		ConvaTec, Inc., Dollar Term Loan	4.000%	12/22/16	Ba3	933,222
1,452		Kinetic Concepts, Inc., Term Loan E-1 Loan	4.500%	5/04/18	BB-	1,457,465
1,378		United Surgical Partners International, Inc., Term Loan, First Lien	4.250%	4/19/17	B1	1,381,201
3,759		Total Health Care Equipment & Supplies				3,771,888
		Health Care Providers & Services – 2.4%
998		Acadia Healthcare, Inc., Term Loan B, First Lien	4.250%	2/11/22	Ba2	1,008,722
794		Amsurg Corporation, Term Loan	3.750%	7/16/21	Ba2	796,978
1,242		Community Health Systems, Inc., Term Loan D	4.250%	1/27/21	BB	1,249,915
1		Community Health Systems, Inc., Term Loan E	3.486%	1/25/17	BB	1,123
825		DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.500%	6/24/21	Ba1	828,095
1,605		Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	1,626,839
985		HCA, Inc., Tranche B4, Term Loan	3.025%	5/01/18	BBB-	986,693
75		HCA, Inc., Tranche B5, Term Loan	2.928%	3/31/17	BBB-	74,897
6,525		Total Health Care Providers & Services				6,573,262
		Hotels, Restaurants & Leisure – 1.6%
1,542		Burger King Corporation, Term Loan B, First Lien	4.500%	12/10/21	B+	1,559,023
979		MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	976,992
1,832		Seaworld Parks and Entertainment, Inc., Term Loan B2	3.000%	5/14/20	BB	1,790,197
4,353		Total Hotels, Restaurants & Leisure				4,326,212
		Household Durables – 0.9%
985		Jarden Corporation, Term Loan B1	2.928%	9/30/20	BBB-	992,511
916		Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	B+	919,167
635		Tempur-Pedic International, Inc., New Term Loan B	3.500%	3/18/20	BB+	636,669
2,536		Total Household Durables				2,548,347
		Household Products – 0.1%
293		Spectrum Brands, Inc., Term Loan A	3.000%	9/04/17	BB	293,117
		Independent Power & Renewable Electricty Producers – 0.4%
988		Calpine Corporation, Delayed Term Loan	4.000%	10/31/20	BB	990,509
		Internet & Catalog Retail – 0.4%
998		Travelport LLC, Term Loan B, First Lien	5.750%	9/02/21	B	1,007,849
		Internet Software & Services – 0.3%
833		Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	834,761
		IT Services – 0.3%
743		Vantiv, Inc., Term Loan B	3.750%	6/13/21	BB+	747,613
		Leisure Products – 0.5%
1,510		24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	1,507,364
		Machinery – 0.4%
610		Doosan Infracore International, Inc., Term Loan	4.500%	5/27/21	BB-	618,014
493		Rexnord LLC, Term Loan B	4.000%	8/21/20	BB-	493,291
1,103		Total Machinery				1,111,305
		Media – 3.6%
982		Charter Communications Operating Holdings LLC, Term Loan E	3.000%	7/01/20	Baa3	980,351
748		Clear Channel Communications, Inc., Tranche D, Term Loan	6.928%	1/30/19	CCC+	713,051
92		Clear Channel Communications, Inc.,Term Loan E	7.678%	7/30/19	CCC+	89,249
1,880		Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	1,851,225
297		Gray Television, Inc., Initial Term Loan	3.750%	6/13/21	BB	296,915
639		Hibu PLC, Pay-In-Kind Term Loan B2, (3)	0.000%	3/03/24	CCC-	—
258		Hibu PLC, Term Loan A2	5.270%	3/01/19	CCC+	408,440
19		Hibu PLC, (3)	1.500%	3/03/19	CCC+	—
496		Interactive Data Corporation, Term Loan B	4.750%	5/02/21	B+	499,274
1,011		Media General, Inc., Delayed Draw, Term Loan	4.250%	7/31/20	BB+	1,015,712
535		Numericable Group S.A., Term Loan B1	4.500%	5/21/20	Ba3	537,086
463		Numericable Group S.A., Term Loan B2	4.500%	5/21/20	Ba3	464,653
553		Springer Science & Business Media, Inc., Term Loan B9, First Lien, WI/DD	TBD	TBD	B2	552,695
919		Tribune Company, Term Loan B	4.000%	12/27/20	BB+	920,608
1,532		Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	1,531,564
10,424		Total Media				9,860,823
		Multiline Retail – 0.4%
1,000		Dollar Tree, Inc., Initial Term Loan B, First Lien	4.250%	3/09/22	BB+	1,011,719
163		Hudson’s Bay Company, Term Loan B, First Lien	4.750%	11/04/20	BB	163,122
1,163		Total Multiline Retail				1,174,841
		Oil, Gas & Consumable Fuels – 0.4%
500		Energy Transfer Equity L.P.,Term Loan, First Lien	3.250%	12/02/19	BB	494,166
368		Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	270,574
309		Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	BB-	246,123
181		Southcross Holdings Borrower L.P., Holdco Term Loan	6.000%	8/04/21	B2	172,931
1,358		Total Oil, Gas & Consumable Fuels				1,183,794
		Pharmaceuticals – 2.0%
990		Grifols, Inc., Term Loan	3.178%	2/27/21	Ba1	990,186
890		Par Pharmaceutical Companies, Inc., Term Loan B2	4.000%	9/30/19	B1	890,341
154		Par Pharmaceutical Companies, Inc., Term Loan B3	4.250%	9/30/19	B1	154,858
726		Quintiles Transnational Corp., Term Loan B3	3.750%	6/08/18	BB+	727,571
1,194		Valeant Pharmaceuticals International, Inc., Term Loan E	3.500%	8/05/20	Ba1	1,195,415
1,697		Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.500%	2/13/19	Ba1	1,698,237
5,651		Total Pharmaceuticals				5,656,608
		Professional Services – 0.1%
371		Nielsen Finance LLC, Dollar Term Loan B2	3.175%	4/15/21	BBB	372,070
		Real Estate Investment Trust – 0.3%
866		Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	797,287
		Real Estate Management & Development – 0.2%
640		Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	643,528
		Semiconductors & Semiconductor Equipment – 0.9%
864		Avago Technologies, Term Loan B	3.750%	5/06/21	BBB-	866,378
997		Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	B1	1,000,859
728		NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BBB-	726,524
2,589		Total Semiconductors & Semiconductor Equipment				2,593,761
		Software – 1.8%
374		Activision Blizzard, Inc., Term Loan B	3.250%	10/12/20	BBB	375,852
477		BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	468,360
798		Datatel Parent Corp, Term Loan B1	4.000%	7/19/18	BB-	798,198
961		Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	963,760
761		Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	Ba3	755,436
485		SS&C Technologies, Inc./ Sunshine Acquisition II, Inc. 2013 Replacement Term Loan B1	3.250%	6/07/19	BBB-	486,800
50		SS&C Technologies, Inc./ Sunshine Acquisition II, Inc. 2013 Replacement Term Loan B2	3.250%	6/07/19	BBB-	50,359
1,096		Zebra Technologies Corporation, First Lien Term Loan B	4.750%	10/27/21	BB+	1,110,615
5,002		Total Software				5,009,380
		Specialty Retail – 1.2%
584		Burlington Coat Factory Warehouse Corporation, Term Loan B3	4.250%	8/13/21	B+	588,788
1,669		Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	1,663,219
450		Petsmart Inc., Term Loan B, First Lien	5.000%	3/11/22	BB-	453,836
498		Pilot Travel Centers LLC, Term Loan B, First Lien	4.250%	9/30/21	BB	502,476
3,201		Total Specialty Retail				3,208,319
		Technology, Hardware, Storage & Peripherals – 0.4%
988		Dell, Inc., Term Loan B	4.500%	4/29/20	BBB	994,769
		Trading Companies & Distributors – 0.3%
718		HD Supply, Inc., Term Loan	4.000%	6/28/18	B+	720,626
		Wireless Telecommunication Services – 0.4%
1,000		UPC Broadband Holding BV, Term Loan AH	3.250%	6/30/21	BB-	995,000
$ 88,045		Total Variable Rate Senior Loan Interests (cost $87,554,243)				87,347,832

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (6)	Value
		CORPORATE BONDS – 0.0% (0.0% of Total Investments)
		Media – 0.0%
$ 132		Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	$ 130,680
$ 132		Total Corporate Bonds (cost $112,853)				130,680

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value
		EMERGING MARKETS DEBT AND FOREIGN CORPORATE BONDS – 32.0% (22.3% of Total Investments)
		Brazil – 0.7%
255		Banco do Nordeste do Brasil, 144A	3.625%	11/09/15	BBB-	$ 254,235
875		Brazil Minas SPE via State of Minas Gerais, Pass Through Notes, 144A	5.333%	2/15/28	BBB-	835,625
315		Centrais Eletricas Brasileiras S.A, Reg S	5.750%	10/27/21	BBB-	272,475
240		Petrobras Global Finance BV	4.875%	3/17/20	BBB-	215,520
265		Petrobras International Finance Company	5.750%	1/20/20	BBB-	245,809
90		Petrobras International Finance Company	5.375%	1/27/21	BBB-	81,644
		Total Brazil				1,905,308
		Argentina – 1.1%
345		City of Buenos Aires, Argentina, 144A	8.950%	2/19/21	Caa2	362,250
130		City of Buenos Aires, Argentina, 144A	12.500%	4/06/15	N/R	130,000
100		Province of Buenos Aires, Reg S	10.875%	1/26/21	Caa2	104,750
145		Republic of Argentina	7.000%	10/03/15	N/R	140,578
560		Republic of Argentina	7.000%	4/17/17	N/R	544,600
897		Republic of Argentina	8.280%	12/31/33	N/R	846,607
234	EUR	Republic of Argentina	7.820%	12/31/33	N/R	237,078
63		Republic of Argentina	2.500%	12/31/38	N/R	35,595
681		YPF Sociedad Anonima, 144A	8.750%	4/04/24	Caa1	696,731
		Total Argentina				3,098,189
		Azerbaijan – 0.2%
205		Azerbaijan State Oil Company, Reg S	4.750%	3/13/23	BBB-	188,369
465		Azerbaijan State Oil Company, Reg S	5.450%	2/09/17	BBB-	473,193
		Total Azerbaijan				661,562
		Brazil – 1.6%
200		Banco Nacional de Desenvolvimento Economico e Social, Reg S	5.750%	9/26/23	Baa2	206,040
815	BRL	Brazil Nota do Tesouro Nacional	10.000%	1/01/21	BBB+	232,117
1,397	BRL	Brazil Nota do Tesouro Nacional	6.000%	8/15/50	BBB+	1,080,570
600		Federative Republic of Brazil	6.000%	1/17/17	Baa2	642,750
307		Federative Republic of Brazil	8.000%	1/15/18	Baa2	331,200
625		Federative Republic of Brazil	4.250%	1/07/25	Baa2	612,500
640		Federative Republic of Brazil	8.250%	1/20/34	Baa2	828,800
480		Federative Republic of Brazil	5.000%	1/27/45	Baa2	444,000
		Total Brazil				4,377,977
		Bulgaria – 0.2%
405	EUR	Republic of Bulgaria	2.950%	9/03/24	Baa2	457,616
		Chile – 0.7%
225		Banco del Estado Chile	3.875%	2/08/22	AA-	231,614
655		Coporacion Nacional del Cobre de Chile, Reg S	3.875%	11/03/21	AA-	690,488
195		E-CL S.A, 144A	5.625%	1/15/21	BBB	216,252
395		Empresa Nacional del Petroleo, 144A	4.750%	12/06/21	A	414,246
225		Empresa Nacional del Petroleo, Reg S	6.250%	7/08/19	A	250,648
		Total Chile				1,803,248
		Colombia – 2.2%
708,000	COP	Republic of Colombia	12.000%	10/22/15	BBB	283,988
587		Republic of Colombia	11.750%	2/25/20	BBB	811,528
420,000	COP	Republic of Colombia	7.750%	4/14/21	BBB	180,437
465		Republic of Colombia	4.375%	7/12/21	BBB	492,900
175,000	COP	Republic of Colombia	9.850%	6/28/27	BBB	87,080
535		Republic of Colombia	10.375%	1/28/33	BBB	838,613
1,315		Republic of Colombia	7.375%	9/18/37	BBB	1,755,525
635		Republic of Colombia	5.625%	2/26/44	BBB	709,613
448		Republic of Colombia	5.000%	6/15/45	BBB	460,320
279,572	COP	Titulos de Tesoreria B Bonds	3.500%	3/10/21	BBB+	112,068
215,139	COP	Titulos de Tesoreria B Bonds	4.750%	2/23/23	BBB+	91,690
556,200	COP	Titulos de Tesoreria B Bonds, WI/DD	6.000%	4/28/28	BBB+	185,640
		Total Colombia				6,009,402
		Cote d’Ivoire (Ivory Coast) – 0.7%
950		Ivory Coast Republic, 144A	5.375%	7/23/24	B1	897,750
255		Ivory Coast Republic, 144A	6.375%	3/03/28	B1	255,638
365		Ivory Coast Republic, Reg S	5.375%	7/23/24	B1	344,925
535		Ivory Coast Republic, Reg S	5.750%	12/31/32	B	508,293
		Total Cote d’Ivoire (Ivory Coast)				2,006,606
		Croatia – 0.7%
200		Republic of Croatia, Reg S	6.250%	4/27/17	Ba1	212,500
400		Republic of Croatia, Reg S	5.375%	11/29/19	Ba1	443,500
280		Republic of Croatia, 144A	6.250%	4/27/17	Ba1	297,500
130		Republic of Croatia, 144A	6.625%	7/14/20	Ba1	144,138
880		Republic of Croatia, Reg S	6.625%	7/14/20	Ba1	975,700
		Total Croatia				2,073,338
		Dominican Republic – 1.2%
285		Dominican Republic, Reg S	7.500%	5/06/21	B+	318,630
335		Dominican Republic, 144A	6.600%	1/28/24	B+	364,313
950		Dominican Republic, 144A	5.500%	1/27/25	B+	980,875
500		Dominican Republic, 144A	7.450%	4/30/44	B+	563,750
665		Dominican Republic, 144A	6.850%	1/27/45	B+	698,250
121		Dominican Republic, Reg S	9.040%	1/23/18	B+	130,723
165		Dominican Republic, Reg S	5.875%	4/18/24	B+	172,838
100		Dominican Republic, Reg S	7.450%	4/30/44	B+	112,750
		Total Dominican Republic				3,342,129
		Ecuador – 0.0%
140		Republic of Ecuador, Reg S	9.375%	12/15/15	CCC+	141,750
		El Salvador – 0.4%
30		Republic of El Salvador, Reg S	8.250%	4/10/32	Ba3	33,975
75		Republic of El Salvador, 144A	6.375%	1/18/27	Ba3	75,000
616		Republic of El Salvador, Reg S	7.750%	1/24/23	Ba3	682,990
75		Republic of El Salvador, Reg S	7.625%	9/21/34	Ba3	78,000
120		Republic of El Salvador, Reg S	7.650%	6/15/35	Ba3	125,700
		Total El Salvador				995,665
		Hungary – 1.2%
542		Republic of Hungary, Government Bond	4.125%	2/19/18	BB+	566,607
90	EUR	Republic of Hungary, Government Bond, Reg S	5.750%	6/11/18	BB+	110,793
506		Republic of Hungary, Government Bond	4.000%	3/25/19	BB+	527,762
584		Republic of Hungary, Government Bond	5.375%	2/21/23	BB+	652,620
310		Republic of Hungary, Government Bond	5.750%	11/22/23	BB+	356,500
432		Republic of Hungary, Government Bond	5.375%	3/25/24	BB+	484,380
354		Republic of Hungary, Government Bond	7.625%	3/29/41	BB+	511,883
		Total Hungary				3,210,545
		Iceland – 0.6%
231		Republic of Iceland, 144A	5.875%	5/11/22	BBB	266,771
485		Republic of Iceland, Reg S	4.875%	6/16/16	BBB	504,647
690		Republic of Iceland, Reg S	5.875%	5/11/22	BBB	796,849
		Total Iceland				1,568,267
		Indonesia – 2.3%
200		Perusahaan Listrik Negaraa PT, Reg S	5.500%	11/22/21	Baa3	218,250
385		Republic of Indonesia, 144A	4.125%	1/15/25	Baa3	395,106
710		Republic of Indonesia, Reg S	11.625%	3/04/19	Baa3	946,075
450		Republic of Indonesia, Reg S	4.875%	5/05/21	Baa3	489,938
1,230		Republic of Indonesia, Reg S	8.500%	10/12/35	Baa3	1,775,813
1,610		Republic of Indonesia, Reg S	6.625%	2/17/37	Baa3	1,952,125
425		Republic of Indonesia, Reg S	7.750%	1/17/38	Baa3	580,125
		Total Indonesia				6,357,432
		Ireland – 0.1%
200		RZD Capital Limited, Russian Railways, Reg S	5.700%	4/05/22	BBB-	179,000
		Isreal – 0.1%
350		Israel Electric Corporation Limited, 144A, Reg S	5.000%	11/12/24	BBB-	362,250
		Jamaica – 0.1%
200		Jamaica Government	7.625%	7/09/25	B-	221,750
		Kazakhstan – 1.3%
220		KazAgro National Management Holding JSC, 144A	4.625%	5/24/23	BBB	186,573
330		Kazakhstan Development Bank, Reg S	6.500%	6/03/20	BBB	338,250
200		Kazakhstan Development Bank, Reg S	5.500%	12/20/15	BBB	204,000
375		Kazakhstan Temir Zholy JSC, Reg S	7.000%	5/13/16	BBB	390,000
225		Kazakhstan Temir Zholy JSC, Reg S	6.375%	10/06/20	BBB	223,076
210		Kazakhstan Temir Zholy JSC, Reg S	6.950%	7/10/42	BBB	192,192
225		Kazatomprom, Reg S	6.250%	5/20/15	Baa3	224,100
220		Kazmunaygas National, 144A	6.000%	11/07/44	BBB	175,835
230		Republic of Kazakhstan, 144A	3.875%	10/14/24	BBB+	212,497
815		Republic of Kazakhstan, 144A	4.875%	10/14/44	BBB+	700,349
1,000		Republic of Kazakhstan, Reg S	4.875%	10/14/44	BBB+	859,324
		Total Kazakhstan				3,706,196
		Kenya – 0.2%
265		Republic of Kenya, 144A	6.875%	6/24/24	B+	276,726
265		Republic of Kenya, Reg S	5.875%	6/24/19	B+	272,751
		Total Kenya				549,477
		Lithuania – 1.4%
175		Republic of Lithuania, 144A	7.375%	2/11/20	A-	214,564
145		Republic of Lithuania, 144A	6.125%	3/09/21	A-	173,152
670		Republic of Lithuania, 144A	6.625%	2/01/22	A-	834,820
955		Republic of Lithuania, Reg S	7.375%	2/11/20	A-	1,170,905
1,345		Republic of Lithuania, Reg S	6.125%	3/09/21	A-	1,606,132
		Total Lithuania				3,999,573
		Luxembourg – 0.3%
815		Gaz Capital SA, Reg S	9.250%	4/23/19	BBB-	875,392
70		Gaz Capital SA, Reg S	8.625%	4/28/34	BBB-	74,844
		Total Luxembourg				950,236
		Malaysia – 0.3%
765		Penerbangan Malaysia Berhad, Reg S	5.625%	3/15/16	A-	795,305
		Mexico – 2.5%
1,519	MXN	Mexican Udibonds Bonds	4.500%	12/04/25	A	113,746
993	MXN	Mexican Udibonds Bonds	4.500%	11/22/35	A	76,599
9,111	MXN	Mexico Bonos de DeSarrollo	10.000%	12/05/24	A	775,678
390		Pemex Project Funding Master Trust	6.625%	6/15/35	A3	446,550
135		Petroleos Mexicanos	6.500%	6/02/41	A3	152,888
395		Petroleos Mexicanos	5.500%	6/27/44	A3	398,456
665		Petroleos Mexicanos	6.375%	1/23/45	A3	743,470
115		Petroleos Mexicanos, 144A	5.500%	6/27/44	A3	116,006
280		Petroleos Mexicanos, 144A	5.625%	1/23/46	A3	284,200
1,150		Petroleos Mexicanos, Reg S	5.500%	6/27/44	A3	1,160,063
372		United Mexican States	3.625%	3/15/22	A3	386,322
752		United Mexican States	6.050%	1/11/40	A3	928,720
215		United Mexican States	5.550%	1/21/45	A3	252,088
635		United Mexican States	4.600%	1/23/46	A3	649,288
262		United Mexican States	5.750%	10/12/10	A3	285,580
		Total Mexico				6,769,654
		Morocco – 0.6%
235	EUR	Kingdom of Morocco	4.500%	10/05/20	BBB-	284,737
215		Kingdom of Morocco, 144A	4.250%	12/11/22	BBB-	222,525
235		Kingdom of Morocco, 144A	5.500%	12/11/42	BBB-	261,506
225		Kingdom of Morocco, Reg S	4.250%	12/11/22	BBB-	232,875
345		Kingdom of Morocco, Reg S	5.500%	12/11/42	BBB-	383,913
240		Office Cherifien Des Phosphates SA, Reg S	6.875%	4/25/44	BBB-	267,300
		Total Morocco				1,652,856
		Nigeria – 0.1%
240		Nigerian Government International Bond, 144A	5.125%	7/12/18	BB-	234,348
		Pakistan – 0.2%
275		Islamic Republic of Pakistan, 144A	7.250%	4/15/19	B-	282,671
250		Islamic Republic of Pakistan, 144A	8.250%	4/15/24	B-	263,488
		Total Pakistan				546,159
		Panama – 0.8%
180		AES Panama, Reg S	6.350%	12/21/16	BB+	186,660
310		Republic of Panama	3.750%	3/16/25	BBB	317,750
135		Republic of Panama	8.875%	9/30/27	BBB	198,788
920		Republic of Panama	9.375%	4/01/29	BBB	1,407,600
		Total Panama				2,110,798
		Paraguay – 0.1%
240		Republic of Paraguay, Reg S	4.625%	1/25/23	Ba1	247,200
		Peru – 0.3%
165		El Fondo Mivivienda SA, 144A	3.500%	1/31/23	BBB+	160,463
1,195	PEN	Republic of Peru, WI/DD	6.950%	8/12/31	A3	396,770
125		Republic of Peru	6.550%	3/14/37	A3	166,406
115		Republic of Peru	5.625%	11/18/50	A3	140,588
249	PEN	Republic of Peru Treasury Bond	7.840%	8/12/20	A-	91,673
		Total Peru				955,900
		Philippines – 0.5%
185		National Power Corporation	9.625%	5/15/28	BBB	288,600
195		Republic of the Philippines	10.625%	3/16/25	BBB	317,363
200		Republic of the Philippines	5.500%	3/30/26	BBB	245,250
245		Republic of the Philippines	9.500%	2/02/30	BBB	411,600
		Total Philippines				1,262,813
		Romania – 1.6%
315	EUR	Republic of Romania, Reg S	4.875%	11/07/19	BBB-	396,588
405	EUR	Republic of Romania, Reg S	4.625%	9/18/20	BBB-	509,442
390		Republic of Romania, 144A	6.750%	2/07/22	BBB-	471,900
706		Republic of Romania, Reg S	6.750%	2/07/22	BBB-	854,260
1,336		Republic of Romania, Reg S	4.375%	8/22/23	BBB-	1,429,520
502		Republic of Romania, Reg S	6.125%	1/22/44	BBB-	638,393
		Total Romania				4,300,103
		Russian Federation – 0.8%
600		Russian Federation, Reg S	3.625%	4/29/15	BBB-	600,000
800		Russian Federation, Reg S	5.000%	4/29/20	BBB-	801,000
600		Russian Federation, Reg S	4.875%	9/16/23	BBB-	577,320
205		Russian Ministry of Finance, Reg S	12.750%	6/24/28	BBB-	315,872
		Total Russian Federation				2,294,192
		Senegal – 0.4%
400		Republic of Senegal, Reg S	8.750%	5/13/21	B+	446,800
705		Republic of Senegal, 144A	6.250%	7/30/24	B+	686,999
		Total Senegal				1,133,799
		Serbia – 0.5%
895		Republic of Serbia, Reg S	5.250%	11/21/17	BB-	927,981
480		Republic of Serbia, 144A	5.875%	12/03/18	BB-	508,800
		Total Serbia				1,436,781
		Slovenia – 0.7%
475		Republic of Slovenia, 144A	5.850%	5/10/23	A-	561,688
385		Republic of Slovenia, 144A	5.250%	2/18/24	A-	441,884
220		Republic of Slovenia, Reg S	4.750%	5/10/18	A-	235,699
415		Republic of Slovenia, Reg S	5.500%	10/26/22	A-	478,304
200		Republic of Slovenia, Reg S	5.850%	5/10/23	A-	236,500
		Total Slovenia				1,954,075
		South Africa – 0.5%
470		Eskom Holdings Limited, Reg S	6.750%	8/06/23	BB+	467,744
5,565	ZAR	Republic of South Africa, WI/DD	7.000%	2/28/31	BBB+	409,587
6,110	ZAR	Republic of South Africa	8.750%	2/28/48	BBB+	522,995
		Total South Africa				1,400,326
		Spain – 0.1%
215		BBVA Banco Continental SA, 144A	3.250%	4/08/18	A-	220,913
		Sri Lanka – 0.6%
720		Republic of Sri Lanka, 144A	6.000%	1/14/19	BB-	738,000
290		Republic of Sri Lanka, 144A	5.875%	7/25/22	BB-	293,843
175		Republic of Sri Lanka, Reg S	6.250%	10/04/20	BB-	180,688
310		Republic of Sri Lanka, Reg S	6.250%	7/27/21	BB-	320,463
		Total Sri Lanka				1,532,994
		Tunisia – 0.1%
200		Banque de Tunisie, Reg S	5.750%	1/30/25	Ba3	201,750
		Turkey – 1.8%
775		Republic of Turkey, Government Bond	7.000%	9/26/16	Baa3	836,241
321		Republic of Turkey, Government Bond	7.500%	7/14/17	Baa3	357,145
185		Republic of Turkey, Government Bond	6.750%	4/03/18	BBB-	204,865
705		Republic of Turkey, Government Bond	5.625%	3/30/21	Baa3	771,094
200		Republic of Turkey, Government Bond	5.125%	3/25/22	Baa3	213,149
320		Republic of Turkey, Government Bond	6.250%	9/26/22	Baa3	363,999
1,360		Republic of Turkey, Government Bond	5.750%	3/22/24	Baa3	1,512,455
605		Republic of Turkey, Government Bond	7.375%	2/05/25	Baa3	750,683
		Total Turkey				5,009,631
		Ukraine – 0.2%
355		Republic of Ukraine, 144A	6.250%	6/17/16	CCC-	141,663
785		Republic of Ukraine, Reg S	6.580%	11/21/16	CCC-	311,346
		Total Ukraine				453,009
		Latvia – 0.7%
1,270		Latvia Republic, Reg S	2.750%	1/12/20	A-	1,290,840
715		Latvia Republic, 144A	3.625%	1/12/20	A-	726,732
		Total Latvia				2,017,572
		Uruguay – 0.9%
2,305		Republic of Uruguay	5.100%	6/18/50	Baa2	2,397,200
		Venezuela – 0.4%
455		Petroleos de Venezuela S.A, Reg S	6.000%	5/16/24	CCC	147,328
160		Petroleos de Venezuela S.A, Reg S	5.375%	4/12/27	CCC	49,191
1,600		Petroleos de Venezuela S.A, Reg S	6.000%	11/15/26	CCC	498,399
565		Republic of Venezuela	7.650%	4/21/25	CCC	190,687
45		Republic of Venezuela, Reg S	7.750%	10/13/19	CCC	16,199
125		Republic of Venezuela, Reg S	9.000%	5/07/23	CCC	44,687
125		Republic of Venezuela, Reg S	8.250%	10/13/24	CCC	43,124
555		Republic of Venezuela, Reg S	9.250%	5/07/28	CCC	198,412
		Total Venezuela				1,188,027
		Total Emerging Markets Debt and Foreign Corporate Bonds (cost $87,890,699)				88,092,921
		Total Long-Term Investments (cost $322,804,683)				378,731,159

Principal Amount (000)		Description (1)	Coupon	Maturity		Value
		SHORT-TERM INVESTMENTS - 6.0% (4.2% of Total Investments)
$ 2,964		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/15, repurchase price $2,694,444, collateralized by $2,980,000 U.S. Treasury Notes, 1.625%, due 8/31/19, value $3,024,700	0.000%	4/01/15		$ 2,964,444
3,493		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/15, repurchase price $3,493,465, collateralized by $3,430,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $3,567,200	0.000%	4/01/15		3,493,465
4,803		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/15, repurchase price $4,802,816, collateralized by $4,715,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $4,903,600	0.000%	4/01/15		4,802,816
5,210		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/15, repurchase price $5,209,870, collateralized by $5,110,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $5,314,400	0.000%	4/01/15		5,209,870
		Total Short-Term Investments (cost $16,470,595)				16,470,595
		Total Investments (cost $339,275,278) – 143.5%				395,201,754
		Borrowings - (42.3)% (11), (12)				(116,500,000)
		Other Assets Less Liabilities - (1.2)% (13)				(3,374,215)
		Net Assets Applicable to Common Shares – 100%				$ 275,327,539

Investments in Derivatives as of March 31, 2015

Futures Contracts outstanding:

Variation
		Number		Notional	Margin	Unrealized
	Contract	of	Contract	Amount	Receivable/	Appreciation
Description	Position	Contracts	Expiration	at Value	(Payable)	(Depreciation)
U.S. Treasury Long Bond	Short	(15)	6/15	$ (2,458,125)	$ (6,094)	$ (24,998)

Options Written outstanding:

	Number of		Notional	Expiration	Strike
Option Type	Contracts	Description	Amount (14)	Date	Price	Value
Call	(202)	Microchip Technology Incorporated	$ (1,010,000)	4/18/15	$ 50	$ (12,625)
	(202)	Total Options Written (premiums received $25,489)	$ (1,010,000)			$ (12,625)

Forward Foreign Currency Exchange Contracts outstanding:

						Unrealized
						Appreciation
		Notional Amount		Notional Amount	Settlement	(Depreciation)
Counterparty	Currency Contracts to Deliver	(Local Currency)	In Exchange For Currency	(Local Currency)	Date	(U.S. Dollars)
Bank of America	Colombian Peso	484,704,000	U.S. Dollar	183,854	6/17/15	$ (1,000)
BNP Paribas	U.S. Dollar	72,940	Brazilian Real	215,000	6/02/15	(6,740)
JPMorgan	Colombian Peso	538,022,000	U.S. Dollar	201,676	6/17/15	(3,512)
JPMorgan	South Africa Rand	9,490,000	U.S. Dollar	762,586	6/17/15	(10,083)
JPMorgan	South Africa Rand	870,000	U.S. Dollar	70,528	6/17/15	(307)
Morgan Stanley	Brazilian Real	400,000	U.S. Dollar	120,846	6/02/15	(2,316)
Morgan Stanley	Brazilian Real	798,000	U.S. Dollar	244,583	6/02/15	(1,126)
Morgan Stanley	U.S. Dollar	397,125	Mexico Peso	6,199,000	6/17/15	7,323
National Australia Bank	Euro	799,000	U.S. Dollar	849,409	6/17/15	(10,607)
Royal Bank of Canada	Euro	231,000	U.S. Dollar	252,475	6/17/15	3,834
Royal Bank of Canada	U.S. Dollar	397,155	Mexico Peso	6,198,000	6/17/15	7,228
Standard Chartered Bank	Peruvian Nuevo Sol	630,000	U.S. Dollar	198,238	6/17/15	(2,638)
State Street Bank	Peruvian Nuevo Sol	178,000	U.S. Dollar	56,652	6/17/15	(104)
State Street Bank	Peruvian Nuevo Sol	630,000	U.S. Dollar	199,052	6/17/15	(1,824)
UBS AG	Brazilian Real	3,101,000	U.S. Dollar	1,051,579	6/02/15	96,764
UBS AG	Colombian Peso	916,091,000	U.S. Dollar	347,795	6/17/15	(1,579)
UBS AG	Euro	799,000	U.S. Dollar	845,919	6/17/15	(14,097)
						$ 59,216

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (15)	Date	(Depreciation)
JPMorgan	$ 30,450,000	Receive	1-Month USD-LIBOR-BBA	1.462%	Monthly	12/01/15	12/01/20	$ (317,620)
JPMorgan	30,450,000	Receive	1-Month USD-LIBOR-BBA	1.842	Monthly	12/01/15	12/01/22	(588,067)
	$ 60,900,000							$ (905,687)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$ 70,289,462	$ 18,904,397	$ –	*	$ 89,193,859
Real Estate Investment Trust (REIT) Common Stocks	110,465,440	–	–		110,465,440
Convertible Preferred Securities	574,200	–	–		574,200
$25 Par (or similar) Retail Preferred	989,538	–	–		989,538
$1,000 Par (or similar) Institutional Preferred	–	1,936,689	–		1,936,689
Variable Rate Senior Loan Interests	–	87,347,832	–	*	87,347,832
Corporate Bonds	–	130,680	–		130,680
Emerging Markets Debt and Foreign Corporate Bonds	–	88,092,921	–		88,092,921
Short-Term Investments:
Repurchase Agreements	–	16,470,595	–		16,470,595
Investments in Derivatives:
Futures Contracts	(24,998)	–	–		(24,998)
Options Written	(12,625)	–	–		(12,625)
Forward Foreign Currency Exchange Contracts**	–	59,216	–		59,216
Interest Rate Swaps**	–	(905,687)	–		(905,687)
Total	$ 182,281,017	$ 212,036,643	$ –		$ 394,317,660
*					Refer to the Fund’s Portfolio of Investments for breakdown of these securities classified as Level 3. Value equals zero as of the end of the reporting period.
**					Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding investments in derivatives) was $343,114,143.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation					$62,522,267
Depreciation					(10,434,656)

Net unrealized appreciation (depreciation) of investments					$52,087,611

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(4)	For fair value measurement disclosure purposes, investment classified as Level 2.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investment in derivatives.
(6)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Perpetual security. Maturity date is not applicable.
(8)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(9)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(10)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(11)	Borrowings as a percentage of Total Investments is 29.5%.
(12)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for Borrowings.

(13)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.  Other assets less liabilities also includes the value of options.

(14)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(15)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
N/A	Not applicable
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt
DD1	Portion of investment purchased on a delayed delivery basis.
Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust
TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Investment, or portion of Investment, purchased on a when-issued or delayed delivery basis.
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
ZAR	South African Rand
USD-LIBOR-BBA	United States Dollar – London Inter-Bank Offered Rate – British Bankers’ Association

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Diversified Dividend and Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 29, 2015